Equity (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of the Entity's Quotaholders
The Entity’s quotaholders as at December 31, 2020, 2019 and 2018 are presented in the table below:

Quotaholder	01/01/2018 Quantity	Subscribed	Transferred	Cancelled	12/31/2018 Quantity
Gilberto Sayão da Silva	2,412,000.00	—	—	—	2,412,000.00
Alessandro Monteiro Morgado Horta	1,206,000.00	—	—	—	1,206,000.00
Paulo Fernando Carvalho de Oliveira	1,206,000.00	—	—	—	1,206,000.00
Salzburg Empreendimentos e Participações Ltda.	1,206,000.00	—	—	—	1,206,000.00
Others Quotaholders	2,520,000.00	270,000.00	—	—	2,790,000.00

Total	8,550,000.00	270,000.00	—	—	8,820,000.00

Quotaholder	12/31/2018 Quantity	Subscribed	Transferred	Cancelled	12/31/2019 Quantity
Gilberto Sayão da Silva	2,412,000.00	—	(2,412,000.00)	—	—
Alessandro Monteiro Morgado Horta	1,206,000.00	—	(1,206,000.00)	—	—
Paulo Fernando Carvalho de Oliveira	1,206,000.00	—	(1,206,000.00)	—	—
Salzburg Empreendimentos e Participações Ltda.	1,206,000.00	—	—	—	1,206,000.00
Vinci Partners Participações Ltda.	—	—	4,194,000.00	—	4,194,000.00
Treasury Quotas	—	—	225,000.00	(225,000.00)	—
Others Quotaholders	2,790,000.00	—	405,000.00	—	3,195,000.00

Total	8,820,000.00	—	—	(225,000.00)	8,595,000.00

Quotaholder	12/31/2019 Quantity	Subscribed	Transferred	Cancelled	12/31/2020 Quantity
Salzburg Empreendimentos e Participações Ltda.	1,206,000.00	—	—	—	1,206,000.00
Vinci Partners Participações Ltda.	4,194,000.00	—	—	—	4,194,000.00
Others Quotaholders	3,195,000.00	135,000	—	—	3,330,000.00

Total	8,595,000.00	135,000	—	—	8,730,000.00

Schedule of Basic and Diluted Earnings Per Quota
(f)	Basic and diluted earnings per quota

a) Basic earning per quota	2020	2019	2018
From continuing operations attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

Total basic earning per quota attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

b) Diluted earning per quota	2020	2019	2018
From continuing operations attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

Total basic earning per quota attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52

c) Reconciliations of earnings used in calculating earnings per quota

Basic earnings per quota:	2020	2019	2018
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per quota:
From continuing operations	170,199	151,373	56,613

	170,199	151,373	56,613

Diluted earnings per quota:	2020	2019	2018
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per quota	170,199	151,373	56,613

Used in calculating diluted earnings per quota	170,199	151,373	56,613

d) Weighted average number of quotas used as the denominator

	Number 2020	Number 2019	Number 2018
Weighted average number of ordinary quotas used as the denominator in calculating basic earnings per quota:	8,683,893	8,688,082	8,686,849
Adjustments for calculation of diluted earnings per quota:	—	—	—

Weighted average number of ordinary quotas and potential ordinary quotas used as the denominator in calculating diluted earnings per quota	8,683,893	8,688,082	8,686,849